SIGNIFICANT ACCOUNTING POLICIES - Transactions between the VIE and other entities in the consolidated group (Details) - VIEs and its subsidiaries $ in Thousands, ¥ in Millions	12 Months Ended
	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
SIGNIFICANT ACCOUNTING POLICIES
Due from internal companies	$ 222,446	$ 190,424
Due to internal companies	88,487	80,435
Revenues earned	202,834	187,774	$ 94,500
Advances from Group companies	8,120	0	0
Repayment of advances	$ 8,120	$ 0	$ 0
Registered capital | ¥				¥ 10	¥ 10